--------------------------------------------------------------------------------
                        MASSMUTUAL INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------



                             [PHOTO APPEARS HERE]



                        MassMutual Indexed Equity Fund

                      Semiannual Report * August 31, 1998

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ...................................................     1

MassMutual Indexed Equity Fund
    Financial Statements .................................................     3
    Notes to Financial Statements ........................................     7

Master Investment Portfolio - S&P 500 Index Master Portfolio
    Portfolio of Investments .............................................    10
    Financial Statements .................................................    20
    Notes to Financial Statements ........................................    23

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Letter to Shareholders
--------------------------------------------------------------------------------

                                                              September 30, 1998

To Our
Shareholders

[PHOTO APPEARS HERE]

Stuart H. Reese

The MassMutual Indexed Equity Fund (the "Fund") commenced operations on March 1, 1998. The Fund invests all of its assets in the S&P 500 Index Master
Portfolio* (the "Master Portfolio"). The Master Portfolio has substantially the same fundamental investment objective as the Fund. For the six-month period ended August 31, 1998, MassMutual Indexed Equity Fund Class S shares realized a total return of -8.30%. The Standard & Poor's 500 Index returned -8.08% over the same six-month period. The Fund's Class S per share net asset value (NAV) declined from $10.00 to $9.17.

After a solid performance in the first half of 1998, the equity market started its tumble on July 21 when Federal Reserve Chairman Alan Greenspan, testifying before the Senate Banking Committee, disappointed investors by not hinting at a rate cut and instead warning that stocks were overvalued. Concerns on soft earnings and troubles in Asia resurfaced to quickly cool the record-shattering market. The July-August swoon in stock prices was largely attributable to Asia-related concerns over earnings. Reflecting the toll that Asia has taken on U.S. companies, operating profits for companies in the S&P 500 Index grew only 4.4% during the first quarter of 1998, the smallest growth since 1991. Much of the damage, however, can be traced to falling demand for two products: oil and semiconductors. The Asian impact on earnings has been highly concentrated in certain areas, while other sectors such as financial services and pharmaceuticals have seen little effect. Retailers, airlines, and producers of consumer non-durables have been less impacted. Disappointing earnings reports from the "nifty-fifty" companies like Boeing, Merck, Disney and Hewlett-Packard pushed the market lower. All this led to a near record point decline of the S&P 500 Index from a 12-month high of 1186.75 to a close of 957.28 on August 31.

From another perspective, 85% of the earnings generated by the companies in the S&P 500 Index come from U.S., Canada, and Europe. These regions are enjoying stable economic growth, and while the translation of earnings from Canada and Europe will be hurt by the strong U.S. dollar, the earnings engine is running smoothly.

The five-year annualized total return of the S&P 500 Index for the period ended August 31, 1998 was 18.25%. The consensus in the market is that the remainder of 1998 will be volatile with daily 100-150 point moves in the Dow becoming commonplace.

/s/ Stuart H. Reese
Stuart H. Reese
President
MassMutual Institutional Funds

*S&P does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment adviser, the Master Portfolio or the Fund. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)," are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund and the Master Portfolio. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by the S&P and S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund and the Master Portfolio. S&P's only relationship to the Fund and the Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index. The S&P 500 Index is determined, composed and calculated by S&P without regard to the Fund or the Master Portfolio.

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Letter to Shareholders (Continued)
--------------------------------------------------------------------------------


Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Institutional Funds Classes A, Y, S and the Standard & Poor's 500 Index

  MassMutual Institutional Funds
  Total Return     Year-to-date
                 3/1/98 - 8/31/98

  Class A            (8.60)%
  Class Y            (8.40)%
  Class S            (8.30)%

  Standard & Poor's  (8.08)%
  500 Index

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Standard & Poor's 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors.

                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                           [LINE GRAPH APPEARS HERE]

          Class A  Class Y   Class S  S&P 500 Index
  3/1/98   10,000   10,000    10,000     10,000
 3/31/98   10,500   10,510    10,510     10,512
 4/30/98   10,600   10,610    10,610     10,618
 5/31/98   10,410   10,420    10,420     10,435
 6/30/98   10,820   10,840    10,840     10,859
 7/31/98   10,690   10,710    10,720     10,743
 8/31/98    9,140    9,160     9,170      9,192

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

                                                                                  August 31, 1998
                                                                                    (Unaudited)
                                                                                  ---------------
Assets:
     Investment in S&P 500 Index Master Portfolio, at value (Note 1) .........    $ 206,858,607
     Receivable for Fund shares sold .........................................          732,738
                                                                                   ------------
           Total assets ......................................................      207,591,345
                                                                                   ------------

Liabilities:
     Payables for:
        Fund shares redeemed .................................................        1,196,274
        Directors' fees and expenses (Note 3) ................................            2,907
        Affiliates (Note 3):
           Administration fees ...............................................           69,606
           Service fees ......................................................               45
     Accrued expenses and other liabilities ..................................            8,630
                                                                                   ------------
           Total liabilities .................................................        1,277,462
                                                                                   ------------
     Net assets ..............................................................    $ 206,313,883
                                                                                   ============

Net assets consist of:
     Paid-in capital .........................................................    $ 228,529,593
     Undistributed net investment income .....................................        1,319,640
     Accumulated net realized loss on investments and closed futures contracts         (367,489)
     Net unrealized depreciation on investments and open futures contracts ...      (23,167,861)
                                                                                   ------------
                                                                                  $ 206,313,883
                                                                                   ============

Net assets:
     Class A .................................................................    $      91,416
                                                                                   ============
     Class Y .................................................................    $      97,677
                                                                                   ============
     Class S .................................................................    $ 206,124,790
                                                                                   ============

Shares outstanding:

     Class A .................................................................           10,000
                                                                                   ============
     Class Y .................................................................           10,660
                                                                                   ============
     Class S .................................................................       22,473,627
                                                                                   ============

Net asset value, offering price and
redemption price per share:
     Class A .................................................................     $       9.14
                                                                                   ============
     Class Y .................................................................     $       9.16
                                                                                   ============
     Class S .................................................................     $       9.17
                                                                                   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of Operations

                                                                                 Six months ended
                                                                                  August 31, 1998
                                                                                    (Unaudited)
                                                                                 ----------------
Net investment income allocated from Master Portfolio:
     Dividends ...............................................................    $  1,435,708
     Interest ................................................................         336,946
     Expenses ................................................................         (53,181)
                                                                                   -----------
            Total net investment income allocated from Master Portfolio ......       1,719,473
                                                                                   -----------

Expenses:
     Audit and legal fees ....................................................           5,756
     Directors' fees (Note 3) ................................................          12,282
     Miscellaneous ...........................................................           2,874
                                                                                   -----------
                                                                                        20,912
     Administration fees (Note 3):
             Class A .........................................................             407
             Class Y .........................................................             305
             Class S .........................................................         378,077
     Service fees (Note 3):
             Class A .........................................................             132
                                                                                   -----------
             Total expenses ..................................................         399,833
                                                                                   -----------
            Net investment income ............................................       1,319,640
                                                                                   -----------

Realized and unrealized gain (loss) allocated from Master Portfolio:
     Net realized loss on investment transactions and closed futures contracts        (367,489)
     Net change in unrealized appreciation (depreciation) on investments and
       open futures contracts                                                      (23,167,861)
                                                                                   -----------

            Net realized and unrealized loss allocated from Master Portfolio .     (23,535,350)
                                                                                   -----------
     Net decrease in net assets resulting from operations ....................    $(22,215,710)
                                                                                   ===========

        The accompanying notes are an integral part of the financial statements.
4

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                                                             Six months ended
                                                                                                              August 31, 1998
                                                                                                                (Unaudited)
                                                                                                             ----------------
Increase (Decrease) in Net Assets:

Operations:
     Net investment income .............................................................................      $   1,319,640
     Net realized loss on investment transactions and closed futures contracts .........................           (367,489)
     Net change in unrealized appreciation (depreciation) on investments and open futures contracts.....        (23,167,861)
                                                                                                               ------------
        Net decrease in net assets resulting from operations ...........................................        (22,215,710)
                                                                                                               ------------

Net fund share transactions (Note 4):
     Class A ...........................................................................................            100,000
     Class Y ...........................................................................................            107,016
     Class S ...........................................................................................        228,322,577
                                                                                                               ------------
        Increase in net assets from net fund share transactions ........................................        228,529,593
                                                                                                               ------------

     Total increase in net assets ......................................................................        206,313,883

Net assets:
     Beginning of period ...............................................................................               --
                                                                                                               ------------

     End of period (including undistributed net investment income
        of $1,319,640 ) ................................................................................      $ 206,313,883
                                                                                                               ============

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout the period)

                                                                     Class A            Class Y              Class S
                                                                     -------            -------              -------

                                                                Six months ended    Six months ended      Six months ended
                                                                    8/31/98              8/31/98              8/31/98
                                                                  (Unaudited)          (Unaudited)          (Unaudited)
                                                                ----------------   -----------------    ------------------
Net asset value, beginning of period                           $           10.00  $            10.00   $             10.00
                                                                ----------------   -----------------    ------------------

Income (loss) from investment operations:
     Net investment income                                                  0.03                0.05                  0.06
     Net realized and unrealized gain (loss)                               (0.89)              (0.89)                (0.89)
                                                                ----------------   -----------------    ------------------
          Total income (loss) from investment operations                   (0.86)              (0.84)                (0.83)
                                                                ----------------   -----------------    ------------------

Net asset value, end of period                                 $            9.14  $             9.16   $              9.17
                                                                ================   =================    ==================

Total Return                                                               (8.60)%             (8.40)%               (8.30)%@

Ratios / Supplemental Data:

     Net assets, end of period (000's)                                       $91                 $98              $206,125
     Net expenses to average daily net assets                               1.09%*              0.64%*              0.4290%*
     Net investment income to average daily net assets                      0.60%*              1.05%*                1.25%*

*   Annualized
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1. The Fund

MassMutual Indexed Equity Fund (the "Fund") commenced operations on March 1, 1998 and is a series of the MassMutual Institutional Funds (the "Trust"), an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open end, management investment company. The Master Portfolio has substantially the same fundamental investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements for the Master Portfolio, including its Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements. Only information with respect to the Fund and the Master Portfolio is included in this report. The other series of the Trust are reported in a separate report and are not included herein.

The Fund has three classes of shares: Class A, Class Y, and Class S. The principal economic difference among the Classes is the level of service and administration fees borne by the Classes. Class A shares also bear a Contingent Deferred Sales Charge (See Note 3). These classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus. Class S shares are offered only to separate investment account ("SIAs") of Massachusetts Mutual Life Insurance Company ("MassMutual").

2. Significant Accounting Policies

The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (8.96% at August 31,1998). The performance of the Fund is directly affected by the performance of the Master Portfolio. The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the financial statements in accordance with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Accounting for Investments

The Fund earns income, net of Master Portfolio expenses, daily based on its investment in the Master Portfolio. All the net investment income, realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in Master Portfolio at the time of such determination.

Federal Taxes

The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Fund will not be subject to federal income taxes on its ordinary income and net realized capital gain to the extent they are distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

3. Administration Fees and other Transactions with Affiliates

Administration Fees

Under an administrative and shareholder services agreement between the Fund and MassMutual. MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

Class A       .7688%
Class Y       .5688%
Class S       .3588%

Service Fees

OppenheimerFunds Distributor, Inc. ("OFDI") acts as distributor to the Fund. MML Investor Services, Inc. ("MMLISI") serves as sub-distributor to the Fund. MassMutual has a controlling interest in OFDI and MMLISI is a wholly owned subsidiary of MassMutual. Pursuant to a Rule 12b-1 Plan adopted by the Fund, Class A shares of the Fund pay a service fee (the "Service Fee") at the annual rate of .25% of the Fund's average daily net assets attributable to the Class A shares. The Fund's Administrator, MassMutual, receives the Service Fee and may pay all or portion of them to brokers and other financial intermediaries, including the Fund's Distributor and Sub-Distributor, for personal services rendered to investors in Class A shares and/or maintenance of Class A shareholder accounts.

Contingent Deferred Sales Charge

The Class A Contingent Deferred Sales Charge may be deducted from the proceeds on any redemption made within twelve months of the date on which the investor first purchased Class A shares of the Fund. If imposed, the Class A Contingent Deferred Sales Charge will be equal to 1% of the lesser of: (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions); and (2) the original offering price (which is the original net asset value of the redeemed shares). No Class A Contingent Deferred Sales Charge is charged on exchange of shares, as described by the Trust's Prospectus. However, if the shares acquired by exchange are redeemed with 12 months of the initial purchase of the exchanged shares, the Class A Contingent Deferred Sales Charge will apply.

Other

Certain officers and directors of the Fund are also officers of MassMutual. The compensation of unaffiliated directors of the Fund is borne by the Fund.

At August 31, 1998, MassMutual or separate investment accounts thereof owned 100% of the outstanding shares of Class A and Class S and 94% of the outstanding shares of Class Y.

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

4. Shares of Beneficial Interest

The Fund is authorized to issue an unlimited number of shares. Changes in shares outstanding were as follows:

                                      Class A
                                  Six months ended
                                  August 31, 1998
                     Shares                               Amount
                     ------                               ------

Sold                 10,000                              $100,000
               ------------------                   -----------------
Net increase         10,000                              $100,000
               ==================                   =================

                                      Class Y
                                  Six months ended
                                  August 31, 1998
                     Shares                               Amount
                     ------                               ------

Sold                 10,660                              $107,016
               ------------------                   -----------------
Net increase         10,660                              $107,016
               ==================                   =================

                                      Class S
                                  Six months ended
                                  August 31, 1998
                     Shares                               Amount
                     ------                               ------

Sold              26,888,011                          $274,844,999
Redeemed          (4,414,384)                          (46,522,422)
               ------------------                   -----------------
Net increase      22,473,627                          $228,322,577
               ==================                   =================

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Security Name                                        Shares            Value
-------------                                        ------            -----

COMMON STOCKS-97.23%
ADVERTISING-0.10%
Omnicom Group                                          47,683        $ 2,270,903
                                                                     -----------
              TOTAL ADVERTISING
                        - VALUE                                      $ 2,270,903
                        -  COST                                      $ 1,915,517
AEROSPACE & DEFENSE-1.44%
Allied Signal Inc                                     165,531        $ 5,679,748
Boeing Co                                             293,540          9,081,394
Briggs & Stratton Corp                                  7,318            269,394
General Dynamics Corp                                  36,926          1,756,293
Lockheed Martin Corp                                   57,061          4,989,271
Northrop Grumman Corp                                  19,543          1,238,538
Rockwell International Corp                            58,867          2,133,929
Textron Inc                                            48,199          3,024,487
United Technologies Corp                               68,350          4,959,647
                                                                     -----------
      TOTAL AEROSPACE & DEFENSE
                        - VALUE                                      $33,132,701
                        -  COST                                      $29,281,270
AIRLINES-0.47%
AMR Corp                                               53,554        $ 2,918,693
Delta Air Lines Inc                                    21,958          2,239,716
FDX Corp#                                              43,035          2,154,440
Southwest Airlines Co                                  97,032          1,728,383
USAirways Group Inc#                                   29,636          1,726,297
                                                                     -----------
                 TOTAL AIRLINES
                        - VALUE                                      $10,767,529
                        -  COST                                      $ 8,364,122
APPAREL-0.43%
CVS Corp                                              112,230        $ 4,082,366
Fruit of the Loom Inc Class A#                         21,551            483,551
Liz Claiborne Inc                                      19,491            555,494
Nike Inc Class B                                       85,234          2,956,554
Reebok International Ltd#                              16,540            267,741
Russell Corp                                           10,649            336,775
VF Corp                                                35,770          1,354,789
                                                                     -----------

                  TOTAL APPAREL
                        - VALUE                                      $10,037,270
                         - COST                                      $ 8,778,811

AUTO PARTS & EQUIPMENT-0.67%
Cooper Tire & Rubber Co                                23,034        $   368,544
Dana Corp                                              48,018          1,881,710
Deluxe Corp                                            23,823            690,867
Eaton Corp                                             22,471          1,315,958
Genuine Parts Co                                       52,513          1,644,314
Goodyear Tire & Rubber Co                              45,834          2,245,866
Illinois Tool Works Inc                                73,157          3,543,542
ITT Industries Inc                                     34,697          1,045,247
Navistar International Corp#                           21,104            443,184
PACCAR Inc                                             22,817            935,497
Pep Boys-Manny Moe & Jack                              18,510            271,866
TRW Inc                                                36,031          1,544,829
                                                                     -----------
             TOTAL AUTO PARTS &
                      EQUIPMENT
                        - VALUE                                      $15,931,424
                        -  COST                                      $14,443,066
AUTOMOBILES-1.53%
Chrysler Corp                                         190,202        $ 8,487,764
Ford Motor Co                                         355,722         15,651,768
General Motors Corp Class A                           195,827         11,309,009
                                                                     -----------

              TOTAL AUTOMOBILES
                        - VALUE                                      $35,448,541
                        -  COST                                      $25,251,369
BANK & FINANCE-11.42%
Ahmanson (H F) & Co                                    32,104        $ 1,711,545
American Express Corp                                 136,251         10,627,578
Associates First Capital Corp                         101,625          6,008,578
Banc One Corp                                         205,778          7,819,564
Bank of New York Inc                                  220,984          5,345,051
BankAmerica Corp                                      199,870         12,804,172
BankBoston Corp                                        85,324          3,045,000
Bankers Trust Corp                                     28,701          2,132,843
BB&T Corp                                              83,436          2,351,852
Bear Stearns Co Inc                                    33,209          1,226,657
Capital One Financial Corp                             19,141          1,674,838
Chase Manhattan Bank                                  250,048         13,252,544
Citicorp                                              132,197         14,293,801
Comerica Inc                                           46,131          2,410,345
Countrywide Credit Industries Inc                      31,790          1,190,138
Equifax Inc                                            44,097          1,570,956

    The accompanying notes are an integral part of the financial statements.
10

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited) - Continued
--------------------------------------------------------------------------------

Security Name                                        Shares           Value
-------------                                        ------           -----

COMMON STOCKS (Continued)
Federal Home Loan Mortgage Corp                       198,600      $   7,844,700
Federal National Mortgage Assoc                       303,801         17,259,694
Fifth Third Bancorp                                    77,071          4,099,214
First Chicago NBD Corp                                 85,318          5,407,028
First Union Corp                                      283,860         13,767,210
Fleet Financial Group Inc                              83,240          5,457,423
Franklin Resources Inc                                 74,154          2,391,467
Golden West Financial                                  16,720          1,272,810
Household International Inc                           142,170          5,251,404
Huntington Bancshares Inc                              61,550          1,400,263
Keycorp                                               128,908          3,287,154
Lehman Brothers Holdings                               34,790          1,369,856
MBNA Corp                                             147,057          3,455,840
Mellon Bank Corp                                       74,787          3,888,924
Mercantile Bancorp                                     44,439          1,952,539
Merrill Lynch & Co Inc                                101,301          6,685,866
MGIC Investment Corp                                   33,371          1,384,897
Morgan (J P) & Co Inc                                  52,106          4,845,858
Morgan Stanley Dean Witter                            175,983         10,218,013
National City Corp                                     96,358          5,661,033
NationsBank Corp                                      280,620         15,995,326
Northern Trust Corp                                    32,706          1,823,360
Norwest Corp                                          221,507          6,589,833
PNC Bank Corp                                          89,504          3,848,672
Regions Financial Corp                                 96,740          3,349,623
Republic New York Corp                                 32,088          1,323,630
Ryder System Inc                                       22,592            532,324
Schwab (Charles) Corp                                  77,888          2,326,904
SLM Holding Corp                                       49,687          1,782,521
State Street Boston Corp                               47,194          2,457,038
Summit Bancorp                                         51,628          1,761,806
SunTrust Banks Inc                                     61,918          3,467,408
Synovus Financial Corp                                 77,022          1,400,838
U.S. Bancorp                                          216,120          7,375,095
Wachovia Corp                                          60,330          4,422,943
Washington Mutual Inc                                 113,372          3,627,904
Wells Fargo & Co                                       25,408          7,161,880
                                                                   -------------
           TOTAL BANK & FINANCE
                        - VALUE                                    $ 263,613,760
                         - COST                                    $ 202,484,993

BASIC INDUSTRIES-1.23%
ASARCO Inc                                             12,263            195,442
Avery-Dennison Corp                                    34,425          1,848,192
Baker Hughes Inc                                       93,016          1,697,542
Bemis Co                                               15,479            555,309
Boise Cascade Corp                                     16,428            401,459
Champion International Corp                            28,193            930,369
Cyprus Amax Minerals                                   27,269            250,534
Dover Corp                                             65,118          1,774,466
Fort James Corp                                        61,431          1,789,178
Georgia-Pacific Corp                                   27,137          1,163,499
Harnischfeger Industries Inc                           14,128            226,931
Homestake Mining Co                                    59,567            528,657
Ikon Office Solutions Inc                              39,452            219,452
Inco Ltd                                               48,906            409,588
Louisiana-Pacific Corp                                 32,011            604,208
Mead Corp                                              30,680            839,865
Minnesota Mining & Manufacturing Co                   119,852          8,209,862
NACCO Industries Inc Class A                            2,426            231,077
Newmont Mining Corp                                    45,722            625,820
Potlatch Corp                                           8,446            277,662
Sealed Air Corp#                                       24,187            870,732
Stone Container Corp#                                  28,996            302,646
Union Camp Corp                                        20,381            755,371
Westvaco Corp                                          29,899            627,879
Weyerhauser Co                                         58,599          2,201,125
Willamette Industries Inc                              32,534            801,150
                                                                   -------------
         TOTAL BASIC INDUSTRIES
                        - VALUE                                    $  28,338,015
                         - COST                                    $  34,496,891
BEVERAGES-3.01%
Anheuser-Busch Inc                                    143,659      $   6,626,271
Coca-Cola Co                                          722,817         47,073,457
Coors (Adolph) Co Class B                              10,757            443,726
Diageo PLC ADR (UK)                                        17                643
Pepsico Inc                                           436,973         12,098,690
Seagrams Co Ltd                                       104,377          3,222,640
                                                                   -------------
                TOTAL BEVERAGES
                        - VALUE                                    $  69,465,427
                         - COST                                    $  49,006,513

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited) - Continued
--------------------------------------------------------------------------------

Security Name                                           Shares         Value
-------------                                           ------         -----

COMMON STOCKS (Continued)
BROADCASTING-1.01%
Clear Channel Communications Inc                        72,442      $  3,259,890
Kingworld Productions                                   21,594           453,474
MediaOne Group Inc#                                    178,050         7,300,050
Tele-Communications Inc Class A#                       148,679         4,906,407
Tribune Co                                              36,041         2,322,392
Viacom Inc Class B#                                    103,615         5,141,894
                                                                    ------------

             TOTAL BROADCASTING
                        - VALUE                                     $ 23,384,107
                         - COST                                     $ 15,105,005
BUILDING MATERIALS &
SERVICES-0.40%
Cooper Industries Inc                                   35,499      $  1,510,926
Corning Inc                                             67,759         1,668,565
Owens Corning Fiberglass Corp                           15,591           546,659
Owens Illinois Inc#                                     45,257         1,411,453
PPG Industries Inc                                      52,260         2,655,461
Snap-On Inc                                             17,744           465,780
Stanley Works                                           26,204         1,031,783
                                                                    ------------
     TOTAL BUILDING MATERIALS &
                       SERVICES
                        - VALUE                                     $  9,290,627
                         - COST                                     $  9,867,902
BUSINESS SERVICES-0.22%
Cendant Corp#                                          249,382      $  2,883,479
Dun & Bradstreet Corp                                   49,942         1,173,637
Ecolab Inc                                              37,764         1,050,311
                                                                    ------------
        TOTAL BUSINESS SERVICES
                        - VALUE                                     $  5,107,427
                         - COST                                     $  7,947,131
CHEMICALS-2.27%
Air Products & Chemicals Inc                            69,090      $  2,111,563
Clorox Co                                               30,311         2,923,117
Dow Chemical Co                                         66,606         5,195,268
Du Pont (E I) De Nemours                               331,932        19,148,327
Eastman Chemical Co                                     23,000         1,185,938
FMC Corp#                                               10,719           554,708
Goodrich (B F) Co                                       21,055           569,801
Great Lakes Chemical Corp                               17,512           685,157
Hercules Inc                                            28,154           719,687
International Flavor & Fragrances                       31,977         1,239,109
Monsanto Co                                            174,041         9,517,867
Morton International Inc                                38,062           846,880
Nalco Chemical Co                                       19,418           561,908
Praxair Inc                                             46,198         1,657,353
Rohm & Haas Co                                          18,017         1,555,092
Rubbermaid Inc                                          43,816         1,114,570
Sigma-Aldrich Corp                                      29,422           816,461
Union Carbide Corp                                      39,916         1,604,124
W.R. Grace Co#                                          21,646           278,692
                                                                    ------------
                TOTAL CHEMICALS
                        - VALUE                                     $ 52,285,622
                         - COST                                     $ 41,564,909
COMPUTER SOFTWARE-4.88%
3Com Corp#                                             104,053      $  2,464,755
Adobe Systems Inc                                       19,936           523,320
Autodesk Inc                                            13,622           318,414
Automatic Data Processing                               87,809         5,597,824
Bay Networks Inc#                                       64,338         1,930,140
Ceridian Corp#                                          21,204         1,028,394
Computer Associates International Inc                  160,145         4,323,915
Computer Sciences Corp                                  45,694         2,584,567
Electronic Data Systems Corp                           143,773         4,816,396
First Data Corp                                        125,931         2,605,198
HBO & Co                                               123,852         2,631,855
IMS Health Inc                                          47,642         2,620,310
Microsoft Corp                                         722,064        69,273,015
Novell Inc#                                            102,925           977,788
Oracle Systems Corp#                                   288,337         5,748,719
Parametric Technology Corp                              75,622           775,126
Sun Microsystems Inc#                                  110,761         4,388,905
                                                                    ------------
        TOTAL COMPUTER SOFTWARE
                        - VALUE                                     $112,608,641
                         - COST                                     $ 70,577,710
COMPUTER SYSTEMS-5.09%
Apple Computer Inc#                                     38,905      $  1,213,350
Cabletron Systems Inc#                                  46,284           323,988
Cisco Systems Inc                                      300,012        24,563,483
Compaq Computer Corp                                   484,925        13,547,592

    The accompanying notes are an integral part of the financial statements.
12

Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited) - Continued

Security Name                                          Shares          Value
-------------                                          ------          -----

COMMON STOCKS (Continued)
Data General Corp#                                      14,271      $    107,033
Dell Computer Corp                                     188,542        18,854,200
EMC Corp                                               145,447         6,572,386
Gateway 2000 Inc#                                       45,481         2,151,820
Harris Corp                                             23,429           746,799
Hewlett-Packard Co                                     305,138        14,818,264
International Business Machine Corp                    276,292        31,117,387
Seagate Technology Inc#                                 71,372         1,249,010
Shared Medical System Corp                               7,773           414,884
Silicon Graphics Inc#                                   54,959           498,066
Unisys Corp#                                            73,162         1,312,343
                                                                    ------------
         TOTAL COMPUTER SYSTEMS
                        - VALUE                                     $117,490,605
                         - COST                                     $ 62,768,592
CONTAINER & PACKAGING-0.33%
Ball Corp                                                8,790      $    328,526
Crown Cork & Seal Co                                    37,617         1,231,957
International Paper Co                                  88,752         3,283,824
Temple-Inland Inc                                       16,610           744,336
Tenneco Inc                                             50,027         1,585,231
Tupperware Corp                                         17,809           336,145
                                                                    ------------
              TOTAL CONTAINER &
                      PACKAGING
                        - VALUE                                     $  7,510,019
                         - COST                                     $  9,159,695
ELECTRICAL EQUIPMENT-3.87%
Aeroquip-Vickers Inc                                     8,236      $    332,014
General Electric Co                                    954,607        76,368,560
Grainger (W W) Inc                                      29,090         1,139,964
Masco Corp                                              97,098         2,233,254
Motorola Inc                                           175,136         7,541,794
National Service Industries Inc                         12,574           468,382
Raychem Corp                                            25,057           726,653
Thomas & Betts Corp                                     16,132           549,496
                                                                    ------------
     TOTAL ELECTRICAL EQUIPMENT
                        - VALUE                                     $ 89,360,117
                         - COST                                     $ 54,454,921

ELECTRONICS-3.69%
Advanced Micro Devices#                                 41,500      $    547,281
AMP Inc                                                 64,530         2,302,914
Applied Materials Inc                                  107,367         2,637,202
CBS Corp                                               208,684         5,425,784
Commscope Inc#                                               2                27
EG&G Inc                                                13,229           310,055
Emerson Electric Co                                    130,049         7,412,793
General Instrument Corp#                                43,305           860,687
General Signal Corp                                     14,530           533,978
Honeywell Inc                                           37,301         2,331,313
Intel Corp                                             496,963        35,377,554
Johnson Controls Inc                                    24,613         1,053,744
KLA Instruments Corp#                                   24,802           527,043
LSI Logic Corp#                                         41,348           506,513
Micron Technology Inc#                                  61,946         1,409,263
National Semiconductor#                                 48,114           439,040
Perkin-Elmer Corp                                       14,183           820,841
Pitney Bowes Inc                                        80,056         3,972,779
Raytheon Co Class B                                     99,355         4,533,072
Tektronix Inc                                           14,817           225,033
Texas Instruments Inc                                  114,506         5,460,505
Xerox Corp                                              95,646         8,398,914
                                                                    ------------
              TOTAL ELECTRONICS
                        - VALUE                                     $ 85,086,335
                         - COST                                     $ 62,522,153
ENERGY & RELATED-7.40%
Amerada Hess Corp                                       26,842      $  1,318,613
Amoco Corp                                             285,414        12,932,822
Anadarko Petroleum Corp                                 35,204         1,012,115
Apache Corp                                             28,122           643,291
Ashland Inc                                             21,979         1,001,418
Atlantic Richfield Corp                                 94,109         5,458,322
Burlington Resources Inc                                51,614         1,525,839
Chevron Corp                                           192,534        14,259,549
Coastal Corp                                            62,330         1,620,580
Columbia Gas System Inc                                 24,338         1,210,816
Consolidated Natural Gas Co                             27,952         1,224,647
Dresser Industries Inc                                  51,403         1,313,989
Eastern Enterprises                                      5,890           233,023

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited) - Continued
--------------------------------------------------------------------------------

Security Name                                        Shares             Value
-------------                                        ------             -----

COMMON STOCKS (Continued)
Enron Corp                                             96,317      $   4,075,413
Exxon Corp                                            717,008         46,919,211
Halliburton Co                                         76,912          2,042,975
Helmerich & Payne Inc                                  14,742            239,558
Kerr-McGee Corp                                        13,879            536,076
Mobil Corp                                            230,117         15,906,838
NICOR Inc                                              14,079            546,441
Occidental Petroleum Corp                             107,663          1,991,766
ONEOK Inc                                               9,034            271,585
Oryx Energy Co#                                        30,997            385,525
Pennzoil Co                                            13,915            497,461
Peoples Energy Corp                                    10,313            341,618
Phillips Petroleum Co                                  77,111          3,147,093
Rowan Co Inc#                                          25,369            234,663
Royal Dutch Petroleum Corp                            629,234         25,012,052
Schlumberger Ltd                                      145,942          6,394,084
Sonat Offshore Drilling Co                             32,199            871,385
Sun Co Inc                                             27,598            912,459
Texaco Inc                                            160,615          8,924,171
Union Pacific Resources Group                          74,129            634,730
Unocal Corp                                            72,190          2,260,449
USX-Marathon Group                                     84,704          2,202,304
Williams Co Inc                                       120,820          2,778,860
                                                                   -------------
         TOTAL ENERGY & RELATED
                        - VALUE                                    $ 170,881,741
                         - COST                                    $ 142,657,892
ENGINEERING &
CONSTRUCTION-0.14%
Armstrong World Industries Inc                         11,921      $     572,208
Centex Corp                                            17,434            616,728
Fleetwood Enterprises Inc                              10,605            354,605
Fluor Corp                                             24,453            967,422
Foster Wheeler Corp                                    11,932            146,913
Kaufman & Broad Home Corp                              11,355            242,713
Pulte Corp                                             12,854            371,159

            TOTAL ENGINEERING &
                   CONSTRUCTION
                        - VALUE                                    $   3,271,748
                         - COST                                    $   3,486,520

ENTERTAINMENT & LEISURE-1.58%
Brunswick Corp                                         29,173      $     435,772
Disney (Walt) Co                                      599,824         16,457,671
Harrah's Entertainment Inc#                            29,564            426,830
Hasbro Inc                                             39,176          1,226,699
Mattel Inc                                             85,265          2,760,455
Mirage Resorts Inc#                                    52,654            783,228
Polaroid Corp                                          13,184            370,800
Time Warner Inc                                       173,049         13,908,813
                                                                   -------------
          TOTAL ENTERTAINMENT &
                        LEISURE
                        - VALUE                                    $  36,370,268
                         - COST                                    $  27,895,425
ENVIRONMENTAL CONTROL-0.40%
Browning-Ferris Industries Inc                         56,767      $   1,844,928
Waste Management Inc#                                 165,395          7,298,070
                                                                   -------------
            TOTAL ENVIRONMENTAL
                        CONTROL
                        - VALUE                                    $   9,142,998
                         - COST                                    $   9,704,534
FOOD & RELATED-4.00%
Albertson's Inc                                        72,025      $   3,641,764
American Stores Co                                     80,278          2,328,062
Archer-Daniels-Midland Co                             176,028          2,640,425
Bestfoods                                              84,400          4,235,825
Brown-Forman Corp Class B                              20,228          1,213,680
Campbell Soup Co                                      133,824          6,741,364
ConAgra Inc                                           139,476          3,452,031
Darden Restaurants Inc                                 44,329            687,100
General Mills Inc                                      46,322          3,031,196
Great Atlantic & Pacific Tea Co                        11,060            263,366
Harcourt General Inc                                   20,804          1,010,294
Heinz (H J) Co                                        107,202          5,715,207
Hershey Foods Corp                                     41,941          2,935,870
Kellogg Co                                            120,553          3,676,867
Kroger Co#                                             74,781          3,365,145
McDonald's Corp                                       202,127         11,331,745
Pioneer Hi Bred International Inc                      71,664          2,418,660
Quaker Oats Co                                         40,598          2,156,769
Ralston-Purina Group                                   94,566          2,488,268
Sara Lee Corp                                         138,675          6,275,044

    The accompanying notes are an integral part of the financial statements.
14

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited) - Continued
--------------------------------------------------------------------------------

Security Name                                        Shares             Value
-------------                                        ------             -----

COMMON STOCKS (Continued)
Super Value Inc                                       35,338       $     717,803
Sysco Corp                                            99,756           2,013,824
Tricon Global Restaurants#                            44,559           1,651,468
Unilever NV (Netherlands)                            187,912          11,908,923
UST Inc                                               53,937           1,409,104
Wendy's International Inc                             38,543             773,269
Winn-Dixie Stores Inc                                 43,593           1,623,839
Wrigley (W M) Jr Co                                   34,143           2,646,083
                                                                   -------------

           TOTAL FOOD & RELATED
                        - VALUE                                    $  92,352,995
                         - COST                                    $  66,025,946
FURNITURE & APPLIANCES-0.10%
Maytag Corp                                           27,768       $   1,197,495
Whirlpool Corp                                        22,028           1,093,140
                                                                   -------------
              TOTAL FURNITURE &
                    APPLIANCES
                        - VALUE                                    $   2,290,635
                         - COST                                    $   1,865,140
HEALTHCARE-0.36%
Cardinal Health Inc                                   39,084       $   3,419,850
Healthsouth Corp#                                    123,311           2,335,202
St Jude Medical Inc#                                  24,427             538,921
United Healthcare Corp                                55,260           1,996,268
                                                                   -------------
               TOTAL HEALTHCARE
                        - VALUE                                    $   8,290,241
                         - COST                                    $   9,078,261
HOSPITAL & MEDICAL SUPPLIES-
2.56%
ALZA Corp                                             24,983       $     899,388
Bard (C R) Inc                                        16,650             545,288
Bausch & Lomb Inc                                     16,191             685,082
Baxter International Inc                              82,170           4,375,553
Becton Dickinson & Co                                 71,534           2,382,976
Biomet Inc                                            32,730             879,619
Boston Scientific Corp#                               57,090           3,953,483
Columbia/HCA Healthcare Corp                         189,830           4,283,040
Guidant Corp                                          44,232           2,731,326
Johnson & Johnson                                    394,650          27,230,850
Mallinckrodt Group Inc                                21,361             488,633
Manor Care Inc                                        18,556             445,344
Medtronic Inc                                        137,459           7,061,956
Tenet Healthcare Corp#                                89,910           2,320,802
United States Surgical                                22,101             882,659
                                                                   -------------
       TOTAL HOSPITAL & MEDICAL
                       SUPPLIES
                        - VALUE                                    $  59,165,999
                         - COST                                    $  40,659,343
HOUSEHOLD PRODUCTS-2.55%
Alberto-Culver Co Class B                             16,644       $     332,880
Avon Products Inc                                     38,683           2,432,194
Colgate-Palmolive Co                                  86,723           6,254,896
Gillette Co                                          328,710          13,518,199
Kimberly-Clark Corp                                  163,075           6,217,234
Procter & Gamble Co                                  393,837          30,128,531
                                                                   -------------
       TOTAL HOUSEHOLD PRODUCTS
                        - VALUE                                    $  58,883,934
                         - COST                                    $  39,663,317
INSURANCE-4.68%
Aetna Inc                                             43,500       $   2,618,156
Allstate Corp                                        245,668           9,212,550
American General Corp                                 74,435           4,782,449
American International Group Inc                     308,540          23,853,960
Aon Corp                                              49,190           3,077,449
Chubb Corp                                            49,888           3,118,000
CIGNA Corp                                            64,990           3,781,606
Cincinnati Financial Corp                             48,341           1,625,466
Conseco Inc                                           91,761           2,534,898
General Re Corp                                       22,930           4,757,975
Hartford Financial Services Group                     69,428           3,106,903
Humana Inc#                                           48,136             625,768
Jefferson-Pilot Corp                                  31,198           1,770,487
Lincoln National Corp                                 29,977           2,578,022
Loews Corp                                            33,713           2,844,534
Marsh & McLennan Companies Inc                        74,808           3,628,188
MBIA Inc                                              28,714           1,611,573
Progressive Corp Ohio                                 21,272           2,072,691
Provident Co Inc                                      36,542           1,315,512
Providian Financial Corp                              27,812           1,785,183
SAFECO Corp                                           41,265           1,676,391
St Paul Co                                            67,801           2,072,168
Sunamerica Inc                                        57,254           3,546,170

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited) - Continued
--------------------------------------------------------------------------------

Security Name                                        Shares           Value
-------------                                        ------           -----

COMMON STOCKS (Continued)
Torchmark Corp                                         40,942      $   1,463,677
Transamerica Corp                                      18,422          1,889,406
Travelers Inc                                         336,508         14,932,524
UNUM Corp                                              40,683          1,790,052
                                                                   -------------
                TOTAL INSURANCE
                        - VALUE                                    $ 108,071,758
                         - COST                                    $  77,221,721
LODGING-0.16%
Hilton Hotels Corp                                     73,345      $   1,521,909
Marriott International Inc Class A                     74,840          2,100,197
                                                                   -------------
                  TOTAL LODGING
                        - VALUE                                    $   3,622,106
                         - COST                                    $   3,011,315
MACHINERY-0.61%
Black & Decker Corp                                    27,766      $   1,155,760
Case Corp                                              21,998            593,946
Caterpillar Inc                                       109,135          4,604,133
Cincinnati Milacron Inc                                11,713            226,939
Cummins Engine Co Inc                                  11,080            450,818
Deere & Co                                             73,204          2,411,157
Ingersoll-Rand Co                                      48,600          1,931,850
McDermott International Inc                            17,786            356,832
Pall Corp                                              36,837            755,159
Parker Hannifin Corp                                   32,620            945,980
Thermo Electron Corp#                                  46,592            757,120

                TOTAL MACHINERY
                        - VALUE                                    $  14,189,694
                         - COST                                    $  14,606,791
MANUFACTURING-0.41%
Tyco International Ltd                                170,953      $   9,487,892
                                                                   -------------
            TOTAL MANUFACTURING
                        - VALUE                                    $   9,487,892
                         - COST                                    $   7,027,843
METAL FABRICATORS-0.61%
Alcan Aluminum Ltd                                     66,723      $   1,267,737
Allegheny Teledyne Inc                                 57,357            863,940
Aluminum Co of America                                 54,874          3,285,581
Armco Inc#                                             31,439            129,686
Barrick Gold Corp                                     109,378          1,421,914
Battle Mountain Gold Co                                67,386            206,370
Bethlehem Steel Corp#                                  37,437            269,078
Crane Co                                               13,436            540,799
Engelhard Corp                                         42,237            776,105
Freeport McMoRan Inc                                   56,333            654,871
Nucor Corp                                             25,808            927,475
Phelps Dodge Corp                                      17,172            768,447
Placer Dome Inc                                        72,356            583,370
Reynolds Metals Co                                     21,673          1,038,949
Timken Co                                              18,440            335,378
USX-U.S. Steel Group                                   25,225            528,148
Worthington Industries Inc                             28,346            368,498
                                                                   -------------
        TOTAL METAL FABRICATORS
                        - VALUE                                    $  13,966,346
                         - COST                                    $  19,809,487
PHARMACEUTICALS-9.06%
Abbott Laboratories                                   452,662      $  17,427,487
Allergan Inc                                           19,048            900,018
American Home Products Corp                           384,444         19,270,256
Amgen Inc#                                             77,021          4,688,653
Bristol-Myers Squibb Co                               291,798         28,559,729
Lilly (Eli) & Co                                      325,535         21,322,543
Merck & Co Inc                                        351,327         40,731,974
Millipore Corp                                         12,823            278,099
Pfizer Inc                                            382,567         35,578,731
Pharmacia and Upjohn Inc                              148,774          6,183,419
Schering-Plough Corp                                  214,896         18,481,056
Warner Lambert Co                                     239,707         15,640,882
                                                                   -------------
          TOTAL PHARMACEUTICALS
                        - VALUE                                    $ 209,062,847
                         - COST                                    $ 103,110,618
PUBLISHING-0.96%
American Greetings Corp Class A                        21,355      $     805,818
Comcast Corp Class A                                  108,055          4,038,556
Donnelley (R R) & Sons Co                              42,569          1,543,126
Dow Jones & Co Inc                                     28,163          1,402,869
Gannett Co Inc                                         83,214          4,909,626

    The accompanying notes are an integral part of the financial statements.
16

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited) - Continued
--------------------------------------------------------------------------------

Security Name                                      Shares              Value
-------------                                      ------              -----

COMMON STOCKS (Continued)
Interpublic Group Co Inc                               39,978      $   2,278,718
Knight-Ridder Inc                                      23,290          1,109,186
McGraw-Hill Inc                                        28,963          2,208,429
Meredith Corp                                          15,407            517,097
Moore Corp Ltd                                         25,970            248,338
New York Times Co Class A                              56,162          1,628,698
Times Mirror Co Class A                                25,996          1,486,646
                                                                   -------------

                TOTAL PUBLISHING
                         - VALUE                                   $  22,177,107
                         -  COST                                   $  14,770,160
RETAIL & RELATED-5.50%
AutoZone Inc#                                          44,582      $   1,156,335
Circuit City Stores Inc                                28,858            890,991
Consolidated Stores Corp#                              31,524            993,006
Costco Co Inc#                                         62,941          2,962,161
Dayton-Hudson Corp                                    128,192          4,614,912
Dillards Inc Class A                                   32,516            938,900
Dollar General Corp                                    42,795          1,150,116
Eastman Kodak Co                                       95,256          7,441,875
Federated Department Stores Inc#                       61,534          2,680,575
Fred Myer Inc                                          43,771          1,720,747
Gap Inc                                               116,077          5,927,182
Home Depot Inc                                        429,496         16,535,596
Jostens Inc                                            11,308            224,747
K Mart Corp#                                          143,097          1,824,487
Kohls Corp                                             46,219          2,100,076
Limited Inc                                            72,491          1,513,250
Longs Drug Stores Corp                                 11,262            384,316
Lowe's Co Inc                                         102,626          3,598,324
May Department Stores Co                               67,826          3,815,213
Newell Co                                              46,564          2,223,431
Nordstrom Inc                                          45,306          1,356,348
Penney (J C) Co Inc                                    73,245          3,630,205
Rite Aid Corp                                          75,624          2,736,644
Sears Roebuck & Co                                    114,972          5,224,040
Sherwin Williams Co                                    50,700          1,210,463
Tandy Corp                                             30,305          1,653,517
TJX Companies Inc                                      94,504          2,108,621
Toys R Us Inc#                                         83,145          1,543,379
Venator Group Inc#                                     39,479            357,779
Walgreen Co                                           145,262          5,592,587
WalMart Stores Inc                                    659,020         38,717,425
                                                                   -------------

          TOTAL RETAIL & RELATED
                         - VALUE                                   $ 126,827,248
                         -  COST                                   $  83,396,990
SERVICES-0.27%
Block (H R) Inc                                        30,680      $   1,200,355
Public Service Enterprise Group                        68,041          2,492,002
Service Corp International                             73,995          2,506,581
                                                                   -------------

                  TOTAL SERVICES
                         - VALUE                                   $   6,198,938
                         -  COST                                   $   4,946,527
TELECOMMUNICATIONS-9.14%
Airtouch Communications#                              167,903      $   9,444,544
Alltel Corp                                            80,519          3,633,420
Ameritech Corp                                        321,187         15,135,937
Andrew Corp#                                           26,084            386,369
Ascend Communications Inc#                             56,580          1,980,300
AT & T Corp                                           531,112         26,622,004
Bell Atlantic Corp                                    455,830         20,113,499
BellSouth Corp                                        290,918         19,946,065
Frontier Corp                                          48,204          1,464,197
GTE Corp                                              281,026         14,051,300
Lucent Technologies Inc                               384,524         27,253,138
MCI Communications Corp                               212,259         10,612,950
NEXTEL Communications Class A#                         77,162          1,393,739
Northern Telecom Ltd                                  152,769          7,294,720
SBC Communication Inc                                 537,890         20,439,820
Scientific-Atlanta Inc                                 23,111            408,776
Sprint Corp                                           126,150          8,459,934
Tellabs Inc#                                           56,685          2,394,941
U.S. West Inc                                         146,695          7,628,140
WorldCom Inc#                                         302,448         12,381,465
                                                                   -------------

        TOTAL TELECOMMUNICATIONS
                         - VALUE                                   $ 211,045,258
                         -  COST                                   $ 142,231,327

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited) - Continued
--------------------------------------------------------------------------------

Security Name                                      Shares              Value
-------------                                      ------              -----

COMMON STOCKS (Continued)
TEXTILES-0.01%
Springs Industries Inc Class A                          5,838     $      193,019
                                                                  --------------

                 TOTAL TEXTILES
                        - VALUE                                   $      193,019
                         - COST                                   $      239,539
TOBACCO-1.34%
Fortune Brands Inc                                     50,394     $    1,388,985
Philip Morris Co Inc                                  711,525         29,572,758
                                                                  --------------

                  TOTAL TOBACCO
                        - VALUE                                   $   30,961,743
                         - COST                                   $   21,678,583
TRANSPORTATION-0.59%
Burlington Northern Santa Fe                           45,856     $    4,267,474
CSX Corp                                               63,960          2,414,490
Laidlaw Inc Class B                                    96,132            829,139
Norfolk Southern Corp                                 110,585          3,117,115
Union Pacific Corp                                     72,452          2,884,495
                                                                  --------------

           TOTAL TRANSPORTATION
                        - VALUE                                   $   13,512,713
                         - COST                                   $   13,503,436
UTILITIES-2.74%
Ameren Corp                                            40,237     $    1,591,876
American Electric Power Inc                            55,646          2,517,982
Baltimore Gas & Electric Co                            43,400          1,337,263
Carolina Power & Light Co                              44,097          1,898,927
Central & South West Corp                              62,265          1,626,673
Cinergy Corp                                           46,233          1,606,597
Consolidated Edison Inc                                68,915          3,260,541
Dominion Resources Inc                                 56,755          2,365,974
DTE Energy Co                                          42,600          1,794,525
Duke Power Co                                         105,510          6,581,186
Edison International                                  111,530          3,171,634
Entergy Corp                                           71,471          2,059,258
FirstEnergy Corp                                       67,527          1,949,842
FPL Group Inc                                          53,398          3,554,304
GPU Inc                                                37,253          1,399,316
Houston Industries Inc                                 83,294          2,399,908
Niagara Mohawk Power Corp#                             54,895            850,873
Northern States Power Co                               43,582          1,154,923
Pacificorp                                             86,963          1,962,103
PECO Energy Co                                         65,066          2,228,511
PG & E Corp                                           111,632          3,586,178
PP & L Resources Inc                                   48,620          1,145,609
Sempra Energy#                                         70,084          1,782,764
Southern Co                                           202,478          5,694,694
Texas Utilities Co                                     81,856          3,478,880
Unicom Corp                                            63,541          2,263,648
                                                                  --------------

                 TOTAL UTILITIES
                         - VALUE                                  $   63,263,989
                         -  COST                                  $   50,052,177

             TOTAL COMMON STOCKS
                         - VALUE                                  $2,244,360,287
                          - COST                                  $1,604,633,462

    The accompanying notes are an integral part of the financial statements.
18

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1998 (Unaudited) - Continued
--------------------------------------------------------------------------------

                                                                    Interest      Maturity    Principal/
Security Name                                                         Rate          Date        Shares              Value
-------------                                                         ----          ----        ------              -----
SHORT TERM INSTRUMENTS-6.68%
CASH EQUIVALENTS-2.86%
Dreyfus Institutional Money Market Fund##                                                        1,842,547       $     1,842,547
Janus Institutional Money Market Fund##                                                         16,600,000            16,600,000
Merrimac Cash Fund-Premium Class##                                                              47,600,000            47,600,000
                                                                                                                 ---------------
                                                                                                                 $    66,042,547
REPURCHASE AGREEMENTS-0.83%
Goldman Sachs Repurchase Agreements,
  dated 8/31/98, due 9/02/98, with a maturity
  value of $19,009,168 and an effective yield
  of 5.79%, collateralized by a Federal Home
  Loan Mortgage Corporation obligation and a
  Federal National Mortgage Association obligation
  with rates ranging from 6.00% to 6.60%, with
  maturity dates ranging from 7/01/06 to 6/01/36
  and with an aggregate market value of
  $19,380,000.##                                                                               $19,000,000       $    19,000,000
                                                                                                                 ---------------
U.S. TREASURY BILLS-2.99%
U.S. Treasury Bills                                                    4.37%(*)      09/10/98  $ 7,708,000       $     7,698,488
U.S. Treasury Bills                                                    4.80%(*)      10/08/98    4,462,000             4,440,127
U.S. Treasury Bills                                                    4.80%(*)      10/22/98    9,740,000             9,674,323
U.S. Treasury Bills                                                    4.86%(*)      10/15/98   15,577,000            15,485,236
U.S. Treasury Bills                                                    5.23%(*)      09/17/98   26,274,000            26,217,012
U.S. Treasury Bills                                                    5.28%(*)      09/03/98    5,553,000             5,551,478
                                                                                                                 ---------------
                                                                                                                 $    69,066,664
                                TOTAL SHORT TERM INSTRUMENTS
                                                     - VALUE                                                     $   154,109,211
                                                     -  COST                                                     $   154,105,840
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,758,739,302)(**) (Notes 1 and 3)                                                           103.91%      $ 2,398,469,498
Other Assets and Liabilities, Net                                                                   (3.91)%          (90,244,207)
                                                                                               -----------       ---------------
TOTAL NET ASSETS                                                                                    100.00%      $ 2,308,225,291
                                                                                               ===========       ===============

#   Non-income earning securities.
##  Represents collateral received from securities lending transactions.
    See Note 4.
(*) Yield to Maturity.
(**)Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

        Gross Unrealized Appreciation       $716,470,198
        Gross Unrealized Depreciation        (76,740,002)
                                            ------------
        Net Unrealized Appreciation         $639,730,196
                                            ============

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Financial Statements
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
AUGUST 31, 1998 (Unaudited)

ASSETS
Investments:
In securities, at market value (see cost below) (Note 1)       $   2,398,469,498
Cash                                                                     180,356
Receivables:
  Investment sold                                                        811,564
  Dividends and interest                                               4,022,757
                                                               -----------------
Total Assets                                                       2,403,484,175
                                                               -----------------

LIABILITIES
Payables:
  Variation margin on futures contracts                                5,030,126
  Investment securities purchased                                      4,859,056
  Collateral for securities loaned (Note 4)                           85,042,547
  Due to BGI (Note 2)                                                    327,155
                                                               -----------------
Total Liabilities                                                     95,258,884
                                                               -----------------

TOTAL NET ASSETS                                               $   2,308,225,291
                                                               =================
INVESTMENTS AT COST                                            $   1,758,739,302


   The accompanying notes are an integral part of these financial statements.
20

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Financial Statements (Continued)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1998 (Unaudited)

NET INVESTMENT INCOME
  Dividends                                                       $  17,796,896
  Interest#                                                           4,246,787
                                                                  -------------
Total Investment Income                                              22,043,683
                                                                  -------------
EXPENSES (NOTE 2)
  Advisory fees                                                         661,201
                                                                  -------------
Total Expenses                                                          661,201
                                                                  -------------
Less:
  Waived fees by BGI (Note 2)                                                 0
                                                                  -------------
Net Expenses                                                            661,201
                                                                  -------------

NET INVESTMENT INCOME (LOSS)                                         21,382,482
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on sale of investments                       7,494,643
Net realized gain (loss) on sale of futures contracts                13,913,003
Net change in unrealized appreciation (depreciation) of
  investments                                                      (237,590,838)
Net change in unrealized appreciation (depreciation) of
  futures contracts                                                 (22,277,925)
                                                                  -------------
Net Gain (Loss) on Investments                                     (238,461,117)
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                       $(217,078,635)
                                                                  =============

#Interest income includes security lending income of:             $      31,974

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Financial Statements (Continued)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                            For the Six
                                                           Months Ended            For the
                                                             August 31,           Year Ended
                                                               1998              February 28,
                                                            (Unaudited)             1998
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                $    21,382,482       $    35,530,147
  Net realized gain (loss) on sale of investments            7,494,643            52,551,777
  Net realized gain on sale of futures contracts            13,913,003            18,816,662
  Net change in unrealized appreciation
    (depreciation) of investments                         (237,590,838)          452,651,075
  Net change in unrealized appreciation
    (depreciation) of futures contracts                    (22,277,925)           10,434,575
                                                       ---------------       ---------------
Net increase (decrease) in net assets resulting
  from operations                                         (217,078,635)          569,984,236
                                                       ---------------       ---------------

Net increase (decrease) in net assets resulting
  from beneficial interest transactions                    171,240,712           299,742,532
                                                       ---------------       ---------------

Increase (decrease) in Net Assets                          (45,837,923)          869,726,768
                                                       ---------------       ---------------

NET ASSETS:
Beginning net assets                                   $ 2,354,063,214       $ 1,484,336,446
                                                       ---------------       ---------------

Ending Net Assets                                      $ 2,308,225,291       $ 2,354,063,214
                                                       ===============       ===============

  The accompanying notes are an integral part of these financial statements.
22

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"): the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. These financial statements present the operations of only one of the Master Portfolios, the S&P 500 Index Master Portfolio.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The equity securities of the Master Portfolio is valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Federal Income Taxes

The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

Futures Contracts

The S&P 500 Index Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500 Index Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolio

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Notes to Financial Statements (Unaudited) - Continued
--------------------------------------------------------------------------------

records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1998, the following S&P 500 Index Master Portfolio had open long futures contracts outstanding:

S&P 500 Index Master Portfolio

                                            Expiration           Notional       Net Unrealized
Number of Contracts         Type               Date           Contract Value     Depreciation
264                     S&P 500 Index     September 1998        $62,964,000      $11,028,950

The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $2,653,200.

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1998 by the Master Portfolio are collateralized by U.S. Government Securities.

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

Stephens Inc. ("Stephens") is the Funds' co-administrator, sponsor and placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1998, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interest.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master
Notes to Financial Statements (Unaudited) - Continued
--------------------------------------------------------------------------------

3. Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for the S&P 500 Index Master Portfolio for the six months ended August 31, 1998 are as follows:

Aggregate Purchases                          S&P 500 Index
and Sales of:                              Master Portfolio

U.S. GOVERNMENT
  OBLIGATIONS:
  Purchases at cost                            $        0
  Sales proceeds                                        0
OTHER SECURITIES:
  Purchases at cost                          $339,932,272
  Sales proceeds                               25,863,942

4. Portfolio Securities Loaned

As of August 31, 1998, the S&P 500 Index Master Portfolio had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                                  Securities        Collateral

S&P 500 Index Master Portfolio                   $82,461,683       $85,042,547

5. Financial Highlights

The portfolio turnover rates, excluding short-term securities, for the S&P 500 Index Master Portfolio is as follows:

                                                                                                           For the
                                                                                                         Period from
                                      For the Six                                                       May 26, 1994
                                     Months Ended         For the            For the      For the       (commencement
                                       August 31,        Year Ended         Year Ended   Year Ended   of operations) to
                                         1998           February 28,       February 28,  February 29,    February 28,
                                      (Unaudited)          1998               1997          1996            1995
S&P 500 Index Master Portfolio            1%                6%                 4%            2%              5%

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus, containing more complete information including fees, risks, and expenses. If used as sales material, this report must be accompanied by a Performance Update for the most recently completed calendar quarter. The figures in this report reflect past results. The investment return and principal value of shares will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than their original cost. All investments are subject to certain risks. For example, stocks are sensitive to price changes and bonds are affected by interest rate fluctuations. Investors should make investment decisions based on an investment strategy that takes into consideration investment goals, the length of time money can stay invested, and risk tolerance. Portfolio changes should not be considered recommendations for action by individual investors.